Finance Lease Receivable	9 Months Ended
Dec. 31, 2024
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivable [Text Block]

5. Finance Lease Receivable

Greenpower's wholly owned subsidiaries San Joaquin Valley Equipment Leasing Inc. and 0939181 BC Ltd. lease vehicles to several customers, and as at December 31, 2024, the Company had a total of 3 (March 31, 2024 - 8) vehicles on lease that were determined to be finance leases and the Company had a total of 3 (March 31, 2024 - 4) vehicles on lease that were determined to be operating leases. Between March 31, 2024 and June 30, 2024, 5 vehicles previously under finance lease and 1 vehicle previously on operating lease were repossessed, and the finance leases were de-recognized, and the vehicles were transferred to inventory.

As at December 31, 2023 the Company recognized an impairment of $423,267 on finance lease receivables. The impairment is related to a significant increase in credit risk associated with finance leases for five vehicles with one customer.

As at December 31, 2024, the remaining payments to be received on Finance Lease Receivables are as follows:

31-Dec-24
Year 1	$53,750
Year 2	$61,471
Year 3	$37,244
Year 4	$37,200
Year 5	$2
less: amount representing interest income	$(41,097)
Finance Lease Receivable	$148,570
Current Portion of Finance Lease Receivable	$45,893
Long Term Portion of Finance Lease Receivable	$102,677